SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
401(K) Plan
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

E.I.N. 26-1135778          Plan Number 004

Year Ended December 31, 2025

	Participant				Total Fully
	Contributions				Corrected
	Transferred Late	Total that Constitute Nonexempt			Under VFCP
	to Plan	Prohibited Transactions			and PTE
2002-51
Check here if Late
Description of Transaction	Participant Loan		Contributions	Contributions
	Repayments are	Contributions	Corrected	Pending Correction
	included: X	Not Corrected	Outside VFCP	in VFCP

Delinquent contributions for the year ended December 31, 2024	$518	$—	$518	$—	$—

See report of independent registered public accounting firm.